Liability in Respect of Government Grants (Details) - ILS (₪) ₪ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2021
Liability in Respect of Government Grants (Details) [Line Items]
Percentage revenue		50.00%
Percentage of discount rate		20.00%
Recognized in profit or loss, as grants (in New Shekels)		₪ 299	₪ 244
Percentage of marketing systems	50.00%
Budget period for plan	2 years
Percentage of aggregate rate		100.00%
Growth amount (in New Shekels)		₪ 1,000
Liability in Respect of Government Grants [Member]
Liability in Respect of Government Grants (Details) [Line Items]
Grants recieved (in New Shekels)		₪ 1,700
Percentage revenue		3.00%